PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Electronic equipment and others	19,489	17,527	2,507
Less: accumulated depreciation	(16,013)	(14,964)	(2,140)
Property and equipment, net	3,476	2,563	367

Depreciation expense for the years ended December 31, 2023, 2024 and 2025 was RMB4,065 thousand, RMB3,466 thousand and RMB1,522 thousand (US$218 thousand), respectively.